Income Taxes - Schedule of Reconciliation between Effective Tax Rate Income from Continuing Operations and Statutory Rate (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax (benefit) provision at federal statutory rate					$ (19,004)	$ (26,555)	$ (49,280)
(Reduction) increase in income taxes resulting from:
State taxes, net of federal tax benefit					(1,321)	(2,062)	(3,953)
Nondeductible stock compensation expenses					173	313	251
Permanent items					232	225	206
Change in valuation allowances					20,141	18,201	(22)
162(m) limitation					67	285	11
Impact of changing rates on deferred tax assets					501	499	(247)
Expired tax attributes					(612)	200	964
Other					342	149	80
Provision/(Benefit) for income taxes	$ (238)	$ (810)	$ (5,829)	$ 126	$ 519	$ (8,745)	$ (51,990)